UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - Related Party - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Research and development from related party	$ 0	$ 17	$ 0	$ 34	$ 1,796	$ 69
General and administrative from related party	37	12	58	24	2,972	48
Financial expenses, net from related party	$ 197	$ 60	$ 229	$ 135	$ (1,249)	$ 83